PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of March 31, 2022 and December 31, 2021, the major components of prepaid expenses and other current assets consisted of the following:

	March 31, 2022	December 31, 2021
Prepaid insurance	$3,946	$476
Prepaid services (1)	4,195	1,918
Vendor funds receivable	1,099	1,058
Other prepaid expenses	2,459	806
Other receivables	301	657
Total	$12,000	$4,915
(1)	Prepaid services represents the current portion paid to Palantir in the first quarter of 2022 in accordance with the Company’s Master Service Agreement, as discussed and defined in Note 11. The noncurrent portion of $10,702 is recorded as prepaid expenses, noncurrent on the Company’s Condensed Consolidated Balance Sheets.

3.PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2021 and 2020, the major components of prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Prepaid services	1,918,299	—
Vendor funds receivable	1,057,718	866,276
Other prepaid expenses	1,281,799	765,677
Other receivables	657,489	499,942
Total	$4,915,305	$2,131,895